Segment and Geographic Data, Selected Information by Product Line (Details) - Net Sales [Member] - Product Concentration Risk [Member]	12 Months Ended
	Sep. 26, 2020	Sep. 28, 2019	Sep. 29, 2018
Consumer Packaging International [Member]
Selected Information by Product Line [Abstract]
Concentration risk percentage	100.00%	100.00%	100.00%
Consumer Packaging International [Member] | Packaging [Member]
Selected Information by Product Line [Abstract]
Concentration risk percentage	80.00%	85.00%	100.00%
Consumer Packaging International [Member] | Non-packaging [Member]
Selected Information by Product Line [Abstract]
Concentration risk percentage	20.00%	15.00%	0.00%
Consumer Packaging North America [Member]
Selected Information by Product Line [Abstract]
Concentration risk percentage	100.00%	100.00%	100.00%
Consumer Packaging North America [Member] | Rigid Open Top [Member]
Selected Information by Product Line [Abstract]
Concentration risk percentage	55.00%	52.00%	49.00%
Consumer Packaging North America [Member] | Rigid Closed Top [Member]
Selected Information by Product Line [Abstract]
Concentration risk percentage	45.00%	48.00%	51.00%
Engineered Materials [Member]
Selected Information by Product Line [Abstract]
Concentration risk percentage	100.00%	100.00%	100.00%
Engineered Materials [Member] | Core Films [Member]
Selected Information by Product Line [Abstract]
Concentration risk percentage	58.00%	49.00%	45.00%
Engineered Materials [Member] | Retail & Industrial [Member]
Selected Information by Product Line [Abstract]
Concentration risk percentage	42.00%	51.00%	55.00%
Health, Hygiene & Specialties [Member]
Selected Information by Product Line [Abstract]
Concentration risk percentage	100.00%	100.00%	100.00%
Health, Hygiene & Specialties [Member] | Health [Member]
Selected Information by Product Line [Abstract]
Concentration risk percentage	18.00%	14.00%	16.00%
Health, Hygiene & Specialties [Member] | Hygiene [Member]
Selected Information by Product Line [Abstract]
Concentration risk percentage	47.00%	48.00%	46.00%
Health, Hygiene & Specialties [Member] | Specialties [Member]
Selected Information by Product Line [Abstract]
Concentration risk percentage	35.00%	38.00%	38.00%